Investment in Associates and Joint Ventures (Summary of Condensed Financial Statements) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Oct. 31, 2023	Sep. 30, 2023
Assets
Total assets	$ 2,061,751		$ 1,955,139
Liabilities
Total liabilities	1,946,591		1,843,068
Total net revenues	57,223		50,690
Total other comprehensive income (loss)	$ 5,043		$ 676
Charles Schwab Corporation [member]
Assets
Total assets		$ 630,363		$ 644,139
Liabilities
Total liabilities		566,502		592,923
Total net revenues		25,493		26,811
Total net income available to common stockholders		6,376		7,483
Total other comprehensive income (loss)		8,356		3,247
Total comprehensive income (loss)		$ 14,732		$ 10,730